Shareholders Equity - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) Vote shares	Mar. 31, 2019 USD ($) Vote	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) shares
Number of votes for each share held | Vote	1	1
Redeemable preference shares	₨ 30,100		$ 435
Transfer of general reserve to preference reserve	₨ 30,100	$ 435
Number of shares issued	248,779,452		248,779,452	248,424,696
Number of shares pending	308,232		308,232	308,232
Dividend distribution, threshold percentage of paid-up capital	10.00%	10.00%
General reserve	₨ 160,950		$ 2,327	₨ 191,052
Minimum obligatory reserve as a percentage of outstanding debentures	25.00%	25.00%
Retained earnings	₨ 281,344		$ 4,068	₨ 303,363	[1]
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of shares issued	14,998,702		14,998,702	9,233,871
Debenture Redemption Reserve [member]
Retained earnings	₨ 13,012		$ 188	₨ 14,770
Preference share redemption reserve [member]
Retained earnings	30,869		446	769
Capital reserve [member]
Retained earnings	₨ 186,508		$ 2,697	₨ 188,470
American depository shares [member]
Number of shares issued	62,194,863		62,194,863	62,106,174

[1]	Restated - Refer Note 2(b)